Leases	11 Months Ended
Feb. 02, 2013
Leases [Abstract]
Leases
Leases

The composition of net rent expense for all operating leases, including leases of property and equipment, was as follows in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011
Minimum rentals	$892	$980	$933
Contingent rentals	1	2	2
Total rent expense	893	982	935
Less: sublease income	(15)	(18)	(19)
Net rent expense	$878	$964	$916

The future minimum lease payments under our capital, financing and operating leases by fiscal year (not including contingent rentals) at February 2, 2013, were as follows ($ in millions):

Fiscal Year	Capital Leases	Financing Leases	Operating Leases(1)
2014	$27	$30	$1,050
2015	25	28	988
2016	17	25	885
2017	5	19	758
2018	3	15	598
Thereafter	20	28	1,632
Subtotal	97	145	$5,911
Less: imputed interest	(17)	(23)
Present value	$80	$122

(1)
Operating lease obligations do not include payments to landlords covering real estate taxes and common area maintenance. These charges, if included, would increase total operating lease obligations by $1.6 billion at February 2, 2013.

Total minimum lease payments have not been reduced by minimum sublease rent income of approximately $125 million due under future noncancelable subleases.